9. INVESTMENTS (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	R$ 2,248,004	R$ 3,411,572	R$ 4,871,162	R$ 7,861,052
Advances to suppliers	36,192	12,514
Total current assets	12,014,483	11,881,496
Non-current assets
Investments, PP&E and intangible assets	18,046,864	17,964,839	18,135,879
Tota non-current assets	35,313,041	33,328,474
Total assets	47,327,524	45,209,970
Current liabilities
Borrowings and financing	5,653,439	6,526,902
Total current liabilities	11,438,552	10,670,050
Non-current liabilities
Borrowings and financing	23,173,635	22,983,942
Total non-current liabilities	25,875,532	26,251,691
Shareholders' equity	10,013,440	8,288,229	R$ 7,384,521	R$ 7,091,288
Total liabilities and shareholders' equity	47,327,524	45,209,970
Ita Energetica | Joint Operation
Current assets
Cash and cash equivalents	29,870	16,231
Advances to suppliers	937	22
Other current assets	16,718	16,447
Total current assets	47,525	32,700
Non-current assets
Other non-current assets	25,840	27,459
Investments, PP&E and intangible assets	457,578	484,406
Tota non-current assets	483,418	511,865
Total assets	530,943	544,565
Current liabilities
Borrowings and financing		0
Other current liabilities	18,298	33,666
Total current liabilities	18,298	33,666
Non-current liabilities
Borrowings and financing		0
Other non-current liabilities	15,113	3,471
Total non-current liabilities	15,113	3,471
Shareholders' equity	497,532	507,428
Total liabilities and shareholders' equity	530,943	544,565
Joint Venture | MRS Logistica
Current assets
Cash and cash equivalents	345,962	484,978
Advances to suppliers	17,750	14,911
Other current assets	736,768	685,311
Total current assets	1,100,480	1,185,200
Non-current assets
Other non-current assets	804,570	693,434
Investments, PP&E and intangible assets	6,482,292	6,277,550
Tota non-current assets	7,286,862	6,970,984
Total assets	8,387,342	8,156,184
Current liabilities
Borrowings and financing	422,793	668,947
Other current liabilities	1,368,290	1,272,365
Total current liabilities	1,791,083	1,941,312
Non-current liabilities
Borrowings and financing	2,111,518	2,084,422
Other non-current liabilities	640,535	575,170
Total non-current liabilities	2,752,053	2,659,592
Shareholders' equity	3,844,206	3,555,280
Total liabilities and shareholders' equity	8,387,342	8,156,184
Joint Venture | CBSI
Current assets
Cash and cash equivalents	2,091	101
Advances to suppliers	73	37
Other current assets	41,284	28,475
Total current assets	43,448	28,613
Non-current assets
Other non-current assets	2,111	974
Investments, PP&E and intangible assets	6,324	2,423
Tota non-current assets	8,435	3,397
Total assets	51,883	32,010
Current liabilities
Borrowings and financing	4,350	1,411
Other current liabilities	33,844	25,898
Total current liabilities	38,194	27,309
Non-current liabilities
Borrowings and financing	1,262	0
Other non-current liabilities	539	0
Total non-current liabilities	1,801	0
Shareholders' equity	11,888	4,701
Total liabilities and shareholders' equity	51,883	32,010
Joint Venture | Transnordestina Logistica
Current assets
Cash and cash equivalents	19,234	5,763
Advances to suppliers	1,734	0
Other current assets	108,851	49,494
Total current assets	129,819	55,257
Non-current assets
Other non-current assets	222,630	238,004
Investments, PP&E and intangible assets	8,428,567	7,927,881
Tota non-current assets	8,651,197	8,165,885
Total assets	8,781,016	8,221,142
Current liabilities
Borrowings and financing	75,906	52,691
Other current liabilities	179,816	113,739
Total current liabilities	255,722	166,430
Non-current liabilities
Borrowings and financing	5,754,073	5,457,768
Other non-current liabilities	218,839	434
Total non-current liabilities	5,972,912	5,458,202
Shareholders' equity	2,552,382	2,596,510
Total liabilities and shareholders' equity	R$ 8,781,016	R$ 8,221,142